5. INVENTORIES	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
INVENTORIES

Inventories were and $100,989 and $203,582 as of March 31, 2019 and September 30, 2018, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $35,000 reserve for impaired inventory as of September 30, 2018 and 2017, respectively. The decrease in inventory related to lower sales at TransTech.

Inventories were $203,582 and $225,909 as of September 30, 2018 and 2017, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $35,000 reserve for impaired inventory as of September 30, 2018 and 2017, respectively.